Inventories	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Inventories
7.	Inventories
Inventories are comprised of the following:

	Yen in millions
	March 31
	2025	2026
Finished products	837,759	791,272
Work in process	314,011	266,712
Raw materials, purchased components and supplies	159,000	169,367

Inventories	1,310,770	1,227,351

For the fiscal years ended March 31, 2024, 2025 and 2026 the write-downs of inventories were 117,633 million yen, 107,164 million yen and 111,993 million yen, respectively.
For the fiscal years ended March 31, 2024, 2025 and 2026 the amounts of inventories expensed and included in cost of sales were 3,635,969 million yen, 3,630,110 million yen and 3,492,356 million yen, respectively. Included within these amounts for the fiscal years ended March 31, 2024, 2025 and 2026 were employee benefits expenses of 307,041 million yen, 309,934 million yen and 324,366 million yen, respectively, and depreciation and amortization expenses of 287,798 million yen, 335,829 million yen and 363,227 million yen, respectively. Other cost of sales mainly consists of material costs, subcontractor costs and other professional service fees.